Notes Payable – Related Party (Details) - Schedule of notes to their present value - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Notes To Their Present Value Abstract
Balance at Beginning	$ 4,528,549	$ 3,706,618	$ 2,550,075
Proceeds		968,674	2,027,457
Repayments	(2,058,720)	(258,661)	(968,587)
Contribution Benefit		(170,329)	(223,913)
Financing Expense	225,196	276,602	194,039
Foreign exchange adjustment	91,158	5,745	127,547
Balance at Ending	2,786,283	$ 4,528,549	$ 3,706,618
Current	2,107,668
Non-current	$ 678,515